Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 1,923	R 1,627	R 1,581
PGM ore and mill inventory	189	142	128
PGM finished goods	9,012	8,710	2,959
Other	56	115	28
Total inventories	25,080	24,952	15,503
Raw materials and consumables used	18,847	16,404	12,784
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	13,081	13,742	10,497
PGM | Southern Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	4,357	3,847	4,182
PGM | Marikana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	4,725	4,225	3,827
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 819	R 616	R 310